As filed with the U.S. Securities and Exchange Commission on May 27, 2021

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 607	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 607	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 25, 2021, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 607 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 25, 2021, the effectiveness of the registration statement for the iShares California Short Maturity Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 480 on April 11, 2019, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
493	June 24, 2019	June 28, 2019
494	June 27, 2019	July 26, 2019
501	July 25, 2019	August 23, 2019
508	August 22, 2019	September 20, 2019
515	September 19, 2019	October 10, 2019
522	October 09, 2019	October 18, 2019
523	October 17, 2019	November 15, 2019
532	November 14, 2019	December 13, 2019
542	December 12, 2019	January 10, 2020
546	January 9, 2020	February 7, 2020
550	February 6, 2020	March 6, 2020
555	March 5, 2020	April 3, 2020
560	April 2, 2020	May 1, 2020
564	April 30, 2020	May 29, 2020
568	May 28, 2020	June 26, 2020
571	June 25, 2020	July 24, 2020
577	July 23, 2020	August 21, 2020
581	August 20, 2020	September 18, 2020
585	September 17, 2020	October 16, 2020
587	October 15, 2020	November 13, 2020
589	November 12, 2020	December 11, 2020
592	December 10, 2020	January 8, 2021
595	January 7, 2021	February 5, 2021
597	February 4, 2021	March 5, 2021
601	March 4, 2021	April 2, 2021
603	April 1, 2021	April 30, 2021
605	April 29, 2021	May 28, 2021

This Post-Effective Amendment No. 607 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 480.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 607 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 27th day of May, 2021.

iSHARES U.S. ETF TRUST

By:
Armando Senra*
President

Date: May 27, 2021

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 607 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: May 27, 2021

John E. Martinez*
Trustee

Date: May 27, 2021

Cecilia H. Herbert*
Trustee

Date: May 27, 2021

John E. Kerrigan*
Trustee

Date: May 27, 2021

Robert S. Kapito*
Trustee

Date: May 27, 2021

Madhav V. Rajan*
Trustee

Date: May 27, 2021

Jane D. Carlin*
Trustee

Date: May 27, 2021

Drew E. Lawton*
Trustee

Date: May 27, 2021

Richard L. Fagnani*
Trustee

Date: May 27, 2021

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: May 27, 2021

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: May 27, 2021

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 554, filed February 25, 2020.